SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Segment Reporting Information
Net sales to unaffiliated customers	$ 1,532.2	$ 1,487.8	$ 1,532.3	$ 1,483.3	$ 1,454.6	$ 1,500.4	$ 1,544.8	$ 1,526.5	$ 6,035.6	$ 6,026.3	$ 5,782.0
Intersegment sales									85.3	82.4	75.3
Interest expense									(72.8)	(71.0)	(76.3)
Income from continuing operations before taxes									255.5	232.9	239.0
Capital expenditures									96.9	101.3	102.9
Depreciation expense									150.1	168.0	172.9
Other expense, net	28.3	21.9	11.5	7.7	15.9	18.1	8.3	4.3	69.4	46.6	19.6
Continuing operations
Segment Reporting Information
Depreciation expense									150.5	157.8	161.7
Pressure-sensitive Materials
Segment Reporting Information
Net sales to unaffiliated customers									4,255.5	4,260.7	4,000.8
Intersegment sales									74.1	73.1	67.2
Income from continuing operations before taxes									362.9	352.2	356.6
Capital expenditures									63.8	70.0	54.4
Depreciation expense									82.1	85.7	88.5
Other expense, net									33.2	19.9	9.0
Retail Branding and Information Solutions
Segment Reporting Information
Net sales to unaffiliated customers									1,534.1	1,510.0	1,534.2
Intersegment sales									4.7	3.4	2.5
Income from continuing operations before taxes									54.5	42.7	60.2
Capital expenditures									24.4	23.8	42.8
Depreciation expense									56.7	57.9	56.5
Other expense, net									24.6	17.7	6.2
Other specialty converting businesses
Segment Reporting Information
Net sales to unaffiliated customers									246.0	255.6	247.0
Intersegment sales									6.5	5.9	5.6
Income from continuing operations before taxes									(2.9)	3.4	(0.6)
Capital expenditures									7.4	5.9	3.9
Depreciation expense									8.5	10.4	12.7
Other expense, net									5.9	(4.7)	0.8
Corporate
Segment Reporting Information
Income from continuing operations before taxes									(86.2)	(94.4)	(100.9)
Capital expenditures									1.3	1.6	1.8
Depreciation expense									3.2	3.8	4.0
Other expense, net									$ 5.7	$ 13.7	$ 3.6